UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-06111

 NAME OF REGISTRANT:                     The Mexico Equity and Income
                                         Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gerald Hellerman
                                         c/o U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          877-785-0367

 DATE OF FISCAL YEAR END:                07/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011

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Mexico Equity & Income Fund
--------------------------------------------------------------------------------------------------------------------------
 ALFA S A DE C V                                                                             Agenda Number:  702849071
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0156P117
    Meeting Type:  AGM
    Meeting Date:  31-Mar-2011
          Ticker:
            ISIN:  MXP000511016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING.   IF YOU ARE
       A MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT
       YOUR VOTE ON THIS      MEETING PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE. THANK YOU

I      Presentation and, if deemed appropriate, approval         Non-Voting    No vote
       of the reports that are     referred to in
       article 28, part iv, of the securities market
       law, relative to the 2010 fiscal year

II     Proposals regarding the allocation of the results         Non-Voting    No vote
       account from the 2010       fiscal year, in
       which are included, i. That relative to the
       declaration of a  cash dividend, and ii. The
       determination of the maximum amount of funds
       that  can be allocated to the purchase of the
       shares of the company

III    Election of the members of the board of directors,        Non-Voting    No vote
       as well as of the          chairpersons of
       the audit and corporate practices committees,
       determination   of their remuneration and related
       resolutions

IV     Designation of delegates                                  Non-Voting    No vote

V      Reading and, if deemed appropriate, approval              Non-Voting    No vote
       of the meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 ALSEA SAB DE CV, MEXICO                                                                     Agenda Number:  702888047
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0212A104
    Meeting Type:  EGM
    Meeting Date:  15-Apr-2011
          Ticker:
            ISIN:  MXP001391012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

VII    Amendment of article 12 of the corporate by               Mgmt          Take No Action
       laws of the company and           compilation
       of the same

VIII   Designation of delegates who will formalize               Mgmt          Take No Action
       the resolutions that are passed




--------------------------------------------------------------------------------------------------------------------------
 ALSEA SAB DE CV, MEXICO                                                                     Agenda Number:  702884859
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0212A104
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2011
          Ticker:
            ISIN:  MXP001391012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion, modification or approval, if deemed           Mgmt          For                            For
       appropriate, of the annual    report that is
       referred to in the main part of article 172
       of the general     mercantile companies law,
       regarding the operations conducted by the company
       during the fiscal year running from January
       1 to December 31, 2010

II     Proposal for the declaration and form of payment          Mgmt          For                            For
       of a dividend to             shareholders of
       the company

III    Discussion, modification or approval, if deemed           Mgmt          For                            For
       appropriate, of the annual    report, regarding
       the operations carried out by the intermediary
       bodies of    the management of the company
       during the fiscal year that ran from January
       1  to December 31, 2010

IV     Appointment to ratification, if deemed appropriate,       Mgmt          For                            For
       of the members of the     board of directors,
       officers and members of the intermediary management
       bodies of the company

V      Determination of the compensation for the members         Mgmt          For                            For
       of the board of directors   and members of
       the intermediary management bodies of the company

VI     Report from the board of directors regarding              Mgmt          For                            For
       the shares representative of the share capital
       of the company, repurchased with a charge against
       the fund for  the repurchase of company shares,
       as well as their placement, and
       determination of the amount of funds that
       can be allocated to the repurchase  of shares
       of the company




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  702942702
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  OGM
    Meeting Date:  27-Apr-2011
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Appointment and as the case may be approval               Mgmt          For                            For
       of the resolution in such regard: Report of
       the chief executive officer and directors in
       terms of article 172   of the general corporations
       law article 44 subsection xi of the securities
       market law accompanied by the independent
       auditors report in connection with  the operations
       and results for the fiscal year ended December
       31 2010 as well as of the board of directors'
       opinion of the content of such report

1.2    Appointment and as the case may be approval               Mgmt          For                            For
       of the resolution in such regard: Report of
       the board of directors in terms of article
       172 subsection b of the  general corporations
       law which contains the main policies as well
       as the      accounting and information criteria
       followed in the preparation of the        financial
       information of the company

1.3    Appointment and as the case may be approval               Mgmt          For                            For
       of the resolution in such regard: Report of
       the activities and operations in which the
       board of directors was   involved in accordance
       with article 28 iv e of the securities market
       law

1.4    Appointment and as the case may be approval               Mgmt          For                            For
       of the resolution in such regard: Annual report
       on the activities carried out by the audit
       committee and        corporate practices committee
       of the company in accordance with article 43
       of the securities market law and the report
       on the company's subsidiaries

1.5    Appointment and as the case may be approval               Mgmt          For                            For
       of the resolution in such regard: Consolidated
       the financial statements of the company at
       December 31 2010      including a proposal
       regarding the application of the company's
       results may   also include a proposal to pay
       a dividend in cash

1.6    Appointment and as the case may be approval               Mgmt          For                            For
       of the resolution in such regard: Annual report
       regarding to the repurchase shares program
       corresponding to the financial year ended 2010

2      Ratification of the administration by the board           Mgmt          For                            For
       of directors and the chief    executive officer
       of the management for the fiscal year of 2010
       and           appointment or ratification of
       the persons who will integrate the board of
       directors of the company, the president
       of the audit committee corporate      practices
       committee and the persons who will serve on
       committees of the       company and the determination
       of their corresponding compensation.
       Resolutions thereof

3      Ratification of the management, the executive             Mgmt          For                            For
       committee, audit committee and  the corporate
       practices committee and operations in Puerto
       Rico and the       United States of America
       of the company for the fiscal year ended December
       31 2010. Ratification of the members of the
       audit committee and the corporate    practices
       committee of the company in Puerto Rico and
       the United States of    America. Resolution
       thereof. The determination of their corresponding
       compensation resolutions thereof

4      Appointment as the case maybe approval of a               Mgmt          For                            For
       proposal to increase the          resources
       to repurchase shares in terms of article 56
       of the Mexican          securities law. Resolutions
       thereof

5      Appointment of special delegates to formalize             Mgmt          For                            For
       and execute the resolutions     adopted in
       this meeting

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS CAN               Non-Voting    No vote
       VOTE ON THIS MEETING. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  702960813
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  EGM
    Meeting Date:  27-Apr-2011
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Report regarding material acquisitions in accordance      Mgmt          Abstain                        Against
       with the terms of that   which is provided
       for by article 47 of the securities market
       law. resolutions in this regard

2      Report regarding the placement of shares of               Mgmt          Abstain                        Against
       the company in accordance with    the terms
       of that which is provided for by article 56
       of the securities       market law and the
       consequent increase of the share capital and
       issuance of   shares representative of the
       share capital of the company. resolutions in
       this regard

3      Report regarding the placement of shares of               Mgmt          Abstain                        Against
       the company in accordance with    the terms
       of that which is provided for in i. article
       56 of the securities    market law, ii. article
       26, part iv, of the income tax law, and iii.
       article  23 of the regulations of the income
       tax law, because of the subscription and  payment
       of share capital and the acquisition of shares
       in accordance with     said normative provisions.
       resolutions in this regard

4      Presentation of a proposal to carry out a corporate       Mgmt          Abstain                        Against
       restructuring through a   split of all the
       shares that make up the share capital of the
       company,        without the need to increase
       said capital, in such a way that the
       shareholders of the company receive in
       exchange and because of this split two new
       shares for each one of the shares that they
       currently own, which will be  of the same class
       and series, such that the total share capital
       is thereafter represented by a total of 95,489,724,196
       shares, instead of the               47,744,862,098
       shares currently authorized in the corporate
       bylaws of the     company, within their respective
       series. resolutions in this regard

5      Proposal for the amendment to various provisions          Mgmt          Abstain                        Against
       of the corporate bylaws of   the company as
       a result of the resolutions that, if deemed
       appropriate, the   meeting passes on the basis
       of item 4 of this agenda. resolutions in this
       regard

6      Report regarding the fulfillment of the fiscal            Mgmt          Abstain                        Against
       obligations that are the       responsibility
       of the company for the 2009 fiscal year, in
       accordance with    that which is provided for
       in article 86, part xx, of the income tax law
       and  article 93 a of the income tax regulations

7      Designation of delegates who will carry out               Mgmt          Abstain                        Against
       the resolutions passed by the     meeting and,
       if deemed appropriate, formalize them as appropriate.
       resolutions in this regard

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS CAN               Non-Voting    No vote
       VOTE ON THIS MEETING. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting    No vote
       OF ADDITIONAL COMMENT. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL SAB DE CV, MEXICO                                                             Agenda Number:  702960899
--------------------------------------------------------------------------------------------------------------------------
        Security:  P0280A101
    Meeting Type:  SGM
    Meeting Date:  27-Apr-2011
          Ticker:
            ISIN:  MXP001691213
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Appointment or ratification the persons who               Mgmt          For                            For
       will integrate the board of       directors
       of the company that corresponds on the matter
       to designate to the   shareholders of Series
       L. Resolutions thereof

2      Appointment of delegates in order to enact the            Mgmt          For                            For
       resolutions adopted in the     special shareholders
       meeting and in such case to formalize such
       resolutions.  Resolutions thereof




--------------------------------------------------------------------------------------------------------------------------
 CORPORATIVO GBM SAB DE CV                                                                   Agenda Number:  702817353
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3144P108
    Meeting Type:  EGM
    Meeting Date:  18-Mar-2011
          Ticker:
            ISIN:  MX01GB0D0001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion and approval, if deemed appropriate,           Mgmt          For                            For
       of the annual report that is  referred to in
       the main part of article 172 of the general
       mercantile         companies law, as well as
       the reports relative to article 28, part iv,
       of the securities market law, for the fiscal
       year that ended on December 31, 2010,   including
       the financial statements for the mentioned
       fiscal year

II     Proposal and, if deemed appropriate, approval             Mgmt          For                            For
       of the allocation of results

III    Designation or, if deemed appropriate, ratification       Mgmt          For                            For
       of the members of the     board of directors,
       as well as of the audit and corporate practices
       committee of the Company

IV     Compensation for the members of the board of              Mgmt          For                            For
       directors of the Company

V      Proposal and, if deemed appropriate, approval             Mgmt          For                            For
       to determine the maximum amount of funds allocated
       to the acquisition of shares representative
       of the capital of the Company, and designation
       or ratification of the persons responsible
       for the acquisition and placement of shares
       of the Company

VI     Proposal and, if deemed appropriate, approval             Mgmt          For                            For
       for the reimbursement of        capital to
       the shareholders of the Company and, if deemed
       appropriate, bylaws amendments

VII    Proposal and, if deemed appropriate, approval             Mgmt          For                            For
       of the modification and or      cancellation
       of the stock exchange certificates programs
       of the Company

VIII   Designation of delegates who will formalize               Mgmt          For                            For
       the resolutions that are passed




--------------------------------------------------------------------------------------------------------------------------
 CORPORATIVO GBM SAB DE CV                                                                   Agenda Number:  702819078
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3144P108
    Meeting Type:  AGM
    Meeting Date:  18-Mar-2011
          Ticker:
            ISIN:  MX01GB0D0001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion and approval, if deemed appropriate,           Mgmt          Take No Action
       of the annual report that is  referred to in
       the main part of article 172 of the general
       mercantile         companies law, as well as
       the reports relative to article 28, part iv,
       of the securities market law, for the fiscal
       year that ended on December 31, 2010,   including
       the financial statements for the mentioned
       fiscal year

II     Proposal and, if deemed appropriate, approval             Mgmt          Take No Action
       of the allocation of results

III    Designation or, if deemed appropriate, ratification       Mgmt          Take No Action
       of the members of the     board of directors,
       as well as of the audit and corporate practices
       committee of the company

IV     Compensation for the members of the board of              Mgmt          Take No Action
       directors of the company

V      Proposal and, if deemed appropriate, approval             Mgmt          Take No Action
       to determine the maximum amount of funds allocated
       to the acquisition of shares representative
       of the capital of the company, and designation
       or ratification of the persons responsible
       for the acquisition and placement of shares
       of the company

VI     Proposal and, if deemed appropriate, approval             Mgmt          Take No Action
       for the reimbursement of        capital to
       the shareholders of the company and, if deemed
       appropriate, bylaws amendments

VII    Proposal and, if deemed appropriate, approval             Mgmt          Take No Action
       of the modification and or      cancellation
       of the stock exchange certificates programs
       of the company

VIII   Designation of delegates who will formalize               Mgmt          Take No Action
       the resolutions that are passed




--------------------------------------------------------------------------------------------------------------------------
 EL PUERTO DE LIVERPOOL SAB DE CV                                                            Agenda Number:  702815347
--------------------------------------------------------------------------------------------------------------------------
        Security:  P36918137
    Meeting Type:  AGM
    Meeting Date:  10-Mar-2011
          Ticker:
            ISIN:  MXP369181377
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Reading of the report from the board of directors         Mgmt          For                            For
       and from the general        director

II     Presentation of the report of fulfillment of              Mgmt          For                            For
       the tax obligations

III    Presentation of the financial statements to               Mgmt          For                            For
       December 31, 2010, and of the     report from
       the audit and corporate practices committee

IV     Resolutions regarding the documents that are              Mgmt          For                            For
       referred to in the items above   and regarding
       the plan for the allocation of the results
       account

V      Resolution regarding the compensation of members          Mgmt          For                            For
       of the board of directors    for the 2011 fiscal
       year and of the members of the asset committee

VI     Election of members of the board of directors             Mgmt          For                            For
       for the 2011 fiscal year

VII    Election of the members of the asset committee,           Mgmt          For                            For
       as well as of the members of  the operations
       committee for 2011

VIII   Designation of delegates to formalize the resolutions     Mgmt          For                            For
       of this meeting

IX     Meeting minutes                                           Mgmt          For                            For

CMMT   PLEASE NOTE THAT CITIBANK HAS CONFIRMED THAT              Non-Voting    No vote
       THIS MEETING HAS NO VOTING RIGHTS. THANK YOU.

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO ADDITION       Non-Voting    No vote
       OF COMMENT. IF YOU HAVE ALREADY SENT IN YOUR
       VOTES, PLEASE DO NOT RETURN THIS PROXY FORM
       UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 EMBOTELLADORAS ARCA SAB DE CV, MEXICO                                                       Agenda Number:  702604061
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3699M104
    Meeting Type:  OGM
    Meeting Date:  28-Sep-2010
          Ticker:
            ISIN:  MX01AR2E0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.     Approve, in accordance with Article 47 of the             Mgmt          Take No Action
       Securities Market Law,          regarding a
       plan consisting of the acquisition of 75% of
       Ecuador Bottling     Company Corp., from here
       onwards EBC, and the formation of a strategic
       alliance with the principal or majority
       shareholders of EBC, resolutions in   this
       regard

II.    Approve the designation of delegates who will             Mgmt          Take No Action
       carry out and formalize the     resolutions
       passed by this meeting

III.   Approve the meeting minutes                               Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 EMBOTELLADORAS ARCA SAB DE CV, MEXICO                                                       Agenda Number:  702872335
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3699M104
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2011
          Ticker:
            ISIN:  MX01AR2E0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.A    Presentation and approval of the report of the            Mgmt          Take No Action
       board of directors in terms of article 172
       of the general corporations law article 44
       subsection XI of the   Securities Market Law
       accompanied by the independent auditors' report
       in      connection the operations and results
       for the fiscal year ended December 31   2010
       as well as of the board of directors' opinion
       of the content of such     report

I.B    Presentation and approval of the report of the            Mgmt          Take No Action
       board of directors in terms of article 172
       subsection B of the General Corporations Law
       which contains the   main policies as well
       as the accounting and information criteria
       followed in  the preparation of the financial
       information of the company

I.C    Presentation and approval of the annual report            Mgmt          Take No Action
       on the activities carried out  by the presidents
       of the audit committee and the corporate practices
       committee of the company; the report
       of the fulfillment of the fiscal         obligations
       of the company

II     The proposal regarding the application of the             Mgmt          Take No Action
       company's results may also      include a proposal
       to pay a dividend in cash for MXN 1.40 Mexican
       pesos per   outstanding share

III    Proposal to approve the maximum amount that               Mgmt          Take No Action
       may be used by the company to     repurchase

IV     Appointment the persons who will integrate the            Mgmt          Take No Action
       board of directors of the      company once
       qualified as independent pursuant to article
       26 of the general   law on commercial companies,
       the determination of their corresponding
       compensation; resolutions thereof and
       election of secretaries

V      Compensation of different committees of the               Mgmt          Take No Action
       board of directors of the         company,
       appointment of the presidents of the audit
       committee and the         corporate practices
       committee of the company resolutions thereof

VI     Designation of delegates who will carry out               Mgmt          Take No Action
       and formalize the resolutions     adopted at
       the ordinary shareholders meeting

VII    Lecture and approval the act of the meeting               Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 EMBOTELLADORAS ARCA SAB DE CV, MEXICO                                                       Agenda Number:  703028488
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3699M104
    Meeting Type:  EGM
    Meeting Date:  20-May-2011
          Ticker:
            ISIN:  MX01AR2E0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Ratification of the approval of the audited               Mgmt          For                            For
       consolidated balance sheet of the Company to
       December 31, 2010

2      Proposal and, if deemed appropriate, approval             Mgmt          For                            For
       of the merger of Grupo          Continental,
       S.A.B., as the merged Company, into the company,
       as the company  conducting the merger

3      Proposal and, if deemed appropriate, approval             Mgmt          For                            For
       of the capital increase of the  company, as
       a consequence of the merger being considered

4      Proposal and, if deemed appropriate, approval             Mgmt          For                            For
       of the complete amendment of    the corporate
       bylaws of the company

5      Proposal and designation of special delegates             Mgmt          For                            For
       of the meeting to formalize and carry out,
       if deemed appropriate, the resolutions passed
       by this meeting

6      Preparation, reading and, if deemed appropriate,          Mgmt          For                            For
       approval of the meeting      minutes




--------------------------------------------------------------------------------------------------------------------------
 EMBOTELLADORAS ARCA SAB DE CV, MEXICO                                                       Agenda Number:  703044432
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3699M104
    Meeting Type:  OGM
    Meeting Date:  20-May-2011
          Ticker:
            ISIN:  MX01AR2E0007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Designation and or ratification of the members            Mgmt          For                            For
       of t he Board of Directors of  the Company,
       classification of their independence in accordance
       with the      terms of article 26 of the securities
       market law, determination and or        ratification
       of their remuneration and related resolutions

II     Designation and or ratification of the chairperson        Mgmt          For                            For
       of the audit and corporate practices committee
       of the Company

III    Proposal and designation of special delegates             Mgmt          For                            For
       from the meeting to formalize   and carry out,
       if deemed appropriate, the resolutions passed
       by this meeting

IV     Preparation, reading and, if deemed appropriate           Mgmt          For                            For
       approval of the meeting       minutes




--------------------------------------------------------------------------------------------------------------------------
 FINANCIERA INDEPENDENCIA SAB DE CV                                                          Agenda Number:  702600239
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4173S104
    Meeting Type:  EGM
    Meeting Date:  20-Sep-2010
          Ticker:
            ISIN:  MX00FI050003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Approve the payment of a cash dividend in the             Mgmt          Take No Action
       amount of MXN 0.21 for each one of the shares
       in circulation, representative of the share
       capital of the      Company and coming from
       the balance of the net fiscal profit account,
       payable in three, equal, quarterly installments
       of MXN 0.07 per share, on the basis   of the
       audited financial statements of the Company
       to 31 DEC 2009,            resolutions in this
       regard

II     Approve the designation of special delegates              Mgmt          Take No Action
       who will carry out and formalize the resolutions
       passed by the meeting

III    Approve the meeting minutes                               Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 FINANCIERA INDEPENDENCIA SAB DE CV                                                          Agenda Number:  702756606
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4173S104
    Meeting Type:  OGM
    Meeting Date:  31-Jan-2011
          Ticker:
            ISIN:  MX00FI050003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed appropriate,          Mgmt          For                            For
       approval of a corporate      restructuring
       consisting of the acquisition by the company
       of the company     Apoyo economico familiar,
       S.A. DE C.V., Sofom, E.N.R

II     Designation of special delegates who will carry           Mgmt          For                            For
       out and formalize the         resolutions passed
       by the meeting

III    Preparation, reading and, if deemed appropriate,          Mgmt          For                            For
       approval of the meeting      minutes




--------------------------------------------------------------------------------------------------------------------------
 FINANCIERA INDEPENDENCIA SAB DE CV                                                          Agenda Number:  702932131
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4173S104
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2011
          Ticker:
            ISIN:  MX00FI050003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Proposal, discussion and, if deemed appropriate,          Mgmt          For                            For
       approval to establish one or more joint credits
       against the company, through one or more issuances
       of      stock exchange certificates and or
       other debt instruments placed through a
       public offering on the securities market and
       passage of resolutions for that  purpose

II     Presentation, discussion and, if deemed appropriate,      Mgmt          For                            For
       approval of the          following reports
       a. report from the general director regarding
       the matters   referred to in article 172, except
       line b, of the general mercantile
       companies law in relation to the company and
       its subsidiaries for the fiscal  year that
       ended on December 31, 2010, in accordance with
       article 44, part XI, of the securities market
       law. b. opinion of the board of directors regarding
       the content of the report that is referred
       to in the item above, in           accordance
       with terms of article 28, part IV, lines c
       of the securities       market law. c. report
       from the board of directors that is provided
       for in     article 172, line b, of the general
       mercantile companies law in regard to the accounting
       and information policies and criteria followed
       in the preparation  of the financial CONTD

CONT   CONTD information, in accordance with the terms           Non-Voting    No vote
       of article 28, part IV, line  d of the securities
       market law. d. report regarding the operations
       and        activities of the board of directors
       during the 2010 fiscal year in           accordance
       with the terms of article 28, part IV, line
       e of the securities    market law. e. report
       regarding the operations and activities of
       the audit    and corporate practices committee
       for the 2010 fiscal year

III    Presentation, discussion and, if deemed appropriate,      Mgmt          For                            For
       approval of the report   that is referred to
       in article 86, part XX, of the income tax law
       in regard   to the fulfillment of the fiscal
       obligations of the company. Resolutions in
       this regard

IV     Presentation, discussion and, if deemed appropriate,      Mgmt          For                            For
       approval of the          allocation of the
       results for the fiscal year that ended on December
       31,      2010. Resolutions in this regard

V      Designation or, if deemed appropriate, ratification       Mgmt          For                            For
       of the members of the     board of directors
       of the company, evaluation of their degree
       of independence and determination of their
       compensation

VI     Designation or, if deemed appropriate, ratification       Mgmt          For                            For
       of the members of the     audit and corporate
       practices committee of the company and determination
       of   their compensation. Resolutions in this
       regard

VII    Presentation, discussion and, if deemed appropriate,      Mgmt          For                            For
       approval of the report   regarding the purchase
       of shares of the company, as well as the determination
       of the maximum amount of funds that the company
       can allocate to the purchase  of shares of
       the company in accordance with the terms of
       article 56, part IV, the securities market
       law

VIII   Designation of special delegates who will carry           Mgmt          For                            For
       out and formalize the         resolutions passed
       by the meeting

IX     Preparation, reading and, if deemed appropriate,          Mgmt          For                            For
       approval of the meeting      minutes




--------------------------------------------------------------------------------------------------------------------------
 FOMENTO ECONOMICO MEXICANO SAB DE CV, MEXICO                                                Agenda Number:  702814650
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4182H115
    Meeting Type:  AGM
    Meeting Date:  25-Mar-2011
          Ticker:
            ISIN:  MXP320321310
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report from the general director of Fomento               Mgmt          For                            For
       Economico Mexicano S.A.B. De      C.V., opinion
       of the board of directors regarding the content
       of the report   from the general director and
       reports from the board of directors itself
       with regard to the main accounting and information
       policies and criteria followed  in the preparation
       of the financial information, as well as regarding
       the     transactions and activities in which
       it has intervened, reports from the      chairpersons
       of the audit and corporatepractices committees,
       presentation of  the financial reports for
       the  terms of article 172 of the general mercantile
       companies law and of the applicable provisions
       of the securities market law

II     Report regarding the fulfillment of the fiscal            Mgmt          For                            For
       obligations

III    Allocation of the results account from the 2010           Mgmt          For                            For
       fiscal year, in which are     included the
       declaration and payment of a cash dividend,
       in domestic          currency, in the amount
       of MXN 0.2294 for each one of the series b
       shares and the amount of MXN 0.28675 for each
       one of the series d shares, corresponding
       to a total of MXN 1.147 for each Femsa B Unit
       and MXN 1.3764001 for each      Femsa Bd Unit

IV     Proposal to establish as the maximum amount               Mgmt          For                            For
       of funds that can be allocated to the purchase
       of shares of the company itself, the amount
       of MXN 3 billion in  domestic currency

V      Election of the members of the board of directors         Mgmt          For                            For
       and secretaries,            classification
       of their independence, in accordance with the
       terms of the     securities market law, and
       determination of their compensation

VI     Election of members of the i. finance and planning,       Mgmt          For                            For
       ii. audit and iii.        corporate practices
       committees, designation of the chairperson
       of each one of them and determination of their
       compensation

VII    Appointment of delegates to formalize the resolutions     Mgmt          For                            For
       of the meeting

VIII   Reading and approval, if deemed appropriate,              Mgmt          For                            For
       of the meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 GENOMMA LAB INTERNACIONAL SAB DE CV                                                         Agenda Number:  702832797
--------------------------------------------------------------------------------------------------------------------------
        Security:  P48318102
    Meeting Type:  AGM
    Meeting Date:  24-Mar-2011
          Ticker:
            ISIN:  MX01LA010006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, if deemed appropriate, approval         Mgmt          Take No Action
       of the reports referred to  in article 28,
       part IV, of the securities market law, including
       the           presentation of the financial
       statements of the company for the fiscal year
       that ended on December 31, 2010. Presentation
       of the report regarding         compliance
       with the fiscal obligations of the company,
       in accordance with the applicable legal provisions.
       Allocation of results. Resolutions in this
       regard

II     Designation and or ratification of the members            Mgmt          Take No Action
       of the board of directors,     secretaries
       and chairpersons of the audit and corporate
       practices committees

III    Determination of compensation for the members             Mgmt          Take No Action
       of the board of directors,      secretaries
       and members of the committees of the company

IV     Discussion and, if deemed appropriate, approval           Mgmt          Take No Action
       of the maximum amount of      funds that can
       be allocated to the acquisition of shares of
       the company, in   accordance with the terms
       of that which is provided for in article 56,
       part   IV, of the securities market law

V      Discussion and, if deemed appropriate,  approval          Mgmt          Take No Action
       to carry out a comparison of the corporate
       bylaws of the company

VI     Designation of special delegates                          Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 GRUPE S A DE C V                                                                            Agenda Number:  702972022
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4948T122
    Meeting Type:  AGM
    Meeting Date:  30-Apr-2011
          Ticker:
            ISIN:  MX01CI030007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      List of those present and declaration that the            Mgmt          Take No Action
       meeting is legally instated

II.1   Report from the chairperson of the board of               Mgmt          Take No Action
       directors: Results of operations

II.2   Report from the chairperson of the board of               Mgmt          Take No Action
       directors: Report presented to    the board
       of directors by the audit committee

III    Presentation, discussion and, if deemed appropriate,      Mgmt          Take No Action
       approval of the          financial information
       document for the fiscal year that ran from
       January 1 to December 31, 2010

IV     Presentation, discussion and, if deemed appropriate,      Mgmt          Take No Action
       approval to appoint and  or ratify the members
       of the board of directors and the secretary

V      Presentation, discussion and, if deemed appropriate,      Mgmt          Take No Action
       approval to appoint and  or ratify the members
       of the audit and corporate practices committee

VI     Presentation, discussion and, if deemed appropriate,      Mgmt          Take No Action
       approval to maintain the amount of the reserve
       fund for the acquisition of shares of the company
       for   the fiscal year running from January
       1 to December 31, 2011

VII    Designation of special delegates who will carry           Mgmt          Take No Action
       out the resolutions passed by this meeting

VIII   Drafting, reading and, if deemed appropriate,             Mgmt          Take No Action
       approval of the minutes of the  meeting held

IX     Closing of the meeting                                    Mgmt          Take No Action




--------------------------------------------------------------------------------------------------------------------------
 GRUPO BIMBO SAB DE CV, MEXICO                                                               Agenda Number:  702562376
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4949B104
    Meeting Type:  EGM
    Meeting Date:  19-Aug-2010
          Ticker:
            ISIN:  MXP495211262
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING.   IF YOU ARE
       A MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT
       YOUR VOTE ON THIS      MEETING PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE. THANK YOU

I      Approve, if deemed appropriate, the unaudited             Mgmt          Take No Action
       financial statements of Grupo   Bimbo, S.A.B.
       De C.V., to 31 JUL 2010

II     Approve, if deemed appropriate, a proposal for            Mgmt          Take No Action
       Grupo Bimbo, S.A.B. De C.V.,   as the Company
       carrying out the merger and that will continue
       after it, to    merge into itself Tecebim,
       S.A. De C.V., as the Company that is being
       merged  and will disappear, as well as the
       respective Merger Agreement

III    Approve the designation of special delegates              Mgmt          Take No Action
       to formalize and carry out the   resolutions
       passed by this meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    Take No Action
       IN MEETING TYPE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRUPO BIMBO SAB DE CV, MEXICO                                                               Agenda Number:  702880940
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4949B104
    Meeting Type:  EGM
    Meeting Date:  15-Apr-2011
          Ticker:
            ISIN:  MXP495211262
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID: 802387 AS THERE ARE TWO SEPARATE MEETINGS
       TAKING PLACE AT THE SAME TIME AND THE MEETING
       TYPES ARE AGM AND EGM. ALL VOTES RECEIVED ON
       THE PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

VIII   Proposal, discussion and, if deemed appropriate,          Mgmt          For                            For
       modification of the structure of the board
       of directors in regard to its composition and
       the consequent amendment of the corporate bylaws

IX     Proposal, discussion and, if deemed appropriate,          Mgmt          For                            For
       approval of the increase of the number of shares
       in circulation representative of the share
       capital, without the latter being  changed,
       through a split of the shares, and the consequent
       amendment of article 6 of the  corporate bylaws

X      Presentation, discussion and, if deemed appropriate,      Mgmt          For                            For
       approval of the exchange of the securities
       representative of the shares of the Company
       that are in circulation

XI     Designation of special delegates                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO BIMBO SAB DE CV, MEXICO                                                               Agenda Number:  702882413
--------------------------------------------------------------------------------------------------------------------------
        Security:  P4949B104
    Meeting Type:  AGM
    Meeting Date:  15-Apr-2011
          Ticker:
            ISIN:  MXP495211262
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting    No vote
       ID: 802387 AS THERE ARE TWO SEPARATE MEETINGS
       TAKING PLACE AT THE SAME TIME AND THE MEETING
       TYPES ARE AGM AND EGM. ALL VOTES RECEIVED ON
       THE PREVIOUS MEETING WILL BE DISREGARDED AND
       YOU WILL NEED TO REINSTRUCT ON THIS MEETING
       NOTICE. THANK YOU.

I      Discussion, approval or modification of the               Mgmt          Take No Action
       report from the board of directors that is
       referred to in the main part of article 172
       of the General Mercantile Companies Law, including
       the audited financial statements of the Company,
       consolidated with those of its subsidiary companies,
       for the fiscal year that ended on December
       31, 2010, after reading of the following reports,
       that from the chairperson of the board of directors,
       from the general director, from the outside
       auditor and from the chairpersons of the audit
       and corporate practices committees of the Company

II     Presentation, discussion and, if deemed appropriate,      Mgmt          Take No Action
       approval of the report that is referred to
       in article 86, part XX, of the Income Tax Law,
       regarding the fulfillment of the tax obligations
       of the Company

III    Presentation, discussion and, if deemed appropriate,      Mgmt          Take No Action
       approval of the allocation of results for the
       fiscal year that ended on December 31, 2010

IV     Presentation, discussion and, if deemed appropriate,      Mgmt          Take No Action
       approval of the payment of a cash dividend
       in the amount of MXN 0.55 for each one of the
       shares representative of the share capital
       of the Company that are in circulation

V      Designation or, if deemed appropriate, ratification       Mgmt          Take No Action
       of the appointments of the members of the board
       of directors and determination of their compensation

VI     Designation or, if deemed appropriate, ratification       Mgmt          Take No Action
       of the appointments of the chairpersons and
       members of the audit and corporate practices
       committees of the Company, as well as the determination
       of their compensation

VII    Presentation and, if deemed appropriate, approval         Mgmt          Take No Action
       of the report regarding the purchase of shares
       of the Company, as well as the determination
       of the maximum amount of funds that the Company
       can allocate to the purchase of its own shares,
       in accordance with the terms of article 56,
       part IV, of the Securities Market Law

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    Take No Action
       IN RECORD DATE FROM 04 APR TO 07 APR 2011.
       IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE
       DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE
       TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK
       YOU.




--------------------------------------------------------------------------------------------------------------------------
 GRUPO CARSO SAB DE CV                                                                       Agenda Number:  702899848
--------------------------------------------------------------------------------------------------------------------------
        Security:  P46118108
    Meeting Type:  AGM
    Meeting Date:  26-Apr-2011
          Ticker:
            ISIN:  MXP461181085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING.   IF YOU ARE
       A MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT
       YOUR VOTE ON THIS      MEETING PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE. THANK YOU

I      Presentation, for the appropriate effects, of             Non-Voting    No vote
       the report from the general     director regarding
       the progress and the operations of the company
       for the     fiscal year that ended on December
       31, 2010, which includes the financial
       statements to that date and the opinion of
       the outside auditor, of the        opinion
       and of the reports from the board of directors
       that is referred to in lines C, D and E of
       part iv of article 28 of the securities market
       law, and   of the report from the corporate
       practices and audit committee. Resolutions
       in this regard

II     Presentation and, if deemed appropriate, approval         Non-Voting    No vote
       of a proposal in relation   to the allocation
       of profit, which includes the payment to the
       shareholders   of a cash dividend of MXN 0.50
       per share, coming from the balance of the net
       fiscal profit account, divided into two equal
       installments of MXN 0.25 per    each share.
       Resolutions in this regard

III    If deemed appropriate, ratification of the term           Non-Voting    No vote
       in office of the board of     directors and
       of the general director for the 2010 fiscal
       year. Resolutions   in this regard

IV     Designation or ratification, as deemed appropriate,       Non-Voting    No vote
       of the members and        officers of the board
       of directors, as well as of the members and
       of the      chairperson of the corporate practices
       and audit committee. Passage of the    resolutions
       relative to the classification of the independence
       of the members of the board of directors and
       to compensation, and of the other items that
       derive from all of the above

V      Request for authorization to obtain an attested           Non-Voting    No vote
       copy of the corporate bylaws  of the company.
       Resolutions in this regard

VI     Designation of special delegates to formalize             Non-Voting    No vote
       and carry out the resolutions   that the meeting
       passes. Resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 GRUPO CONTL S A B D E C. V.                                                                 Agenda Number:  702779642
--------------------------------------------------------------------------------------------------------------------------
        Security:  P3091R172
    Meeting Type:  OGM
    Meeting Date:  24-Feb-2011
          Ticker:
            ISIN:  MXP3091R1239
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Appointment of returning officers, fulfillment            Mgmt          For                            For
       of their duties and            declaration
       of the instatement of the meeting

II     Proposal to pay a cash dividend                           Mgmt          For                            For

III    Reading and approval of the meeting minutes               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FINANCIERO BANORTE S A B DE C V                                                       Agenda Number:  702775810
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49501201
    Meeting Type:  OGM
    Meeting Date:  18-Feb-2011
          Ticker:
            ISIN:  MXP370711014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Designation of members of the board of directors          Mgmt          For                            For

II     Discussion, and if relevant, approval of a proposal       Mgmt          For                            For
       to pay a dividend in cash in the amount of
       MXN 0.17 per share

III    Designation of a delegate or delegates to formalize       Mgmt          For                            For
       and execute, if deemed    appropriate, the
       resolutions passed by the meeting

IV     Preparation, reading and approval of the meeting          Mgmt          For                            For
       minutes




--------------------------------------------------------------------------------------------------------------------------
 GRUPO MEXICO SAB DE CV                                                                      Agenda Number:  702954505
--------------------------------------------------------------------------------------------------------------------------
        Security:  P49538112
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2011
          Ticker:
            ISIN:  MXP370841019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report from the executive chairperson of the              Mgmt          For                            For
       company for the fiscal year that ran from January
       1 to December 31, 2010. Discussion and approval,
       if deemed   appropriate, of the consolidated
       financial statements of the company and its
       subsidiaries to December 31, 2010. Presentation
       of the opinions and reports   that are referred
       to in article 28, Part IV, lines A, C, D and
       E of the       securities market law, regarding
       the fiscal year that ran from January 1 to
       December 31, 2010. Resolutions in this regard

II     Reading of the report regarding the fulfillment           Mgmt          For                            For
       of the tax obligations that   is referred to
       in Part XX of article 86 of the income tax
       law during the 2010 fiscal year

III    Resolution regarding the allocation of profit             Mgmt          For                            For
       from the fiscal year that ended on December
       31, 2010

IV     Report that is referred to in Part III of article         Mgmt          For                            For
       60 of the provisions of a   general nature
       applicable to the issuers of securities and
       other securities   market participants, including
       the report regarding the allocation of the
       funds allocated to the acquisition of shares
       of the company during the fiscal year that
       ended on December 31, 2010. Determination of
       the maximum amount of  funds to be allocated
       to the acquisition of the shares of the company
       during  the 2011 fiscal year. Resolutions in
       this regard

V      Resolution regarding the ratification of the              Mgmt          For                            For
       acts done by the board of        directors,
       the executive chairperson and its committees
       during the fiscal     year that ran from January
       1 to December 31, 2010. Appointment or reelection,
       if deemed appropriate, of the members of the
       board of directors of the        company and
       classification of their independence in accordance
       with article   26 of the securities market
       law. Appointment or reelection, if deemed
       appropriate, of the members of the committees
       of the board of directors       itself and
       of the chairpersons

VI     Proposal regarding the remuneration for the               Mgmt          For                            For
       members of the board of directors and the members
       of the committees of the board of directors.
       Resolutions in   this regard

VII    Designation of the delegates who will carry               Mgmt          For                            For
       out and formalize the resolutions passed by
       this meeting. Resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 IMPULSORA DEL DESARROLLO EMPLEO EN AMER LATINA S A B DE C V                                 Agenda Number:  702945722
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5393B102
    Meeting Type:  AGM
    Meeting Date:  25-Apr-2011
          Ticker:
            ISIN:  MX01ID000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Report on the fulfillment of the obligation               Mgmt          For                            For
       contained in article 86, part XX, of the Income
       Tax Law. Resolutions in this regard

2      Presentation, discussion and, if deemed appropriate,      Mgmt          For                            For
       approval of: the report  from the general director
       prepared in accordance with article 44, part
       XI, of the Securities Market Law and article
       172 of the General Mercantile Companies Law,
       accompanied by the opinion of the outside auditor,
       regarding the         operations and results
       of the Company for the fiscal year that ended
       on       December 31, 2010, as well as the
       opinion of the board of directors regarding
       the content of said report, ii. The report
       from the board of directors that   is referred
       to in article 172, line B, of the General Mercantile
       Companies    Law in which are contained the
       main accounting and information principles
       and criteria followed in the preparation of
       the financial information of the      Company
       CONTD

CONT   CONTD iii. The report of the activities and               Non-Voting    No vote
       transactions in which the board   of directors
       has intervened in accordance with article 28,
       part IV, line E of the Securities Market Law,
       iv. the individual and consolidated financial
       statements of the Company to December
       31, 2010, and v. the annual reports     regarding
       the activities carried out by the audit and
       corporate practices     committees in accordance
       with article 43, part I and II, of the Security
       Market Law. Resolutions in this regard

3      Presentation, discussion and, if deemed appropriate,      Mgmt          For                            For
       approval of the proposal for the allocation
       of results. Resolutions in this regard

4      Discussion and, if deemed appropriate, appointment        Mgmt          For                            For
       and/or ratification of the members of the board
       of directors, secretary and vice secretary
       of the        Company. Resolutions in this
       regard

5      Determination of the compensation for the members         Mgmt          For                            For
       of the board of directors,  secretary and vice
       secretary of the Company. Resolutions in this
       regard

6      Discussion and, if deemed appropriate, approval           Mgmt          For                            For
       of the appointment and/or     ratification
       of the corporate practices and audit committees
       of the Company.  Resolutions in this regard

7      Determination of the compensation for the members         Mgmt          For                            For
       of the corporate practices  and audit committees
       of the Company. Resolutions in this regard

8      Presentation, discussion and, if deemed appropriate,      Mgmt          For                            For
       approval of the annual   report in regard to
       the acquisition of shares of the Company in
       accordance    with the terms of article 56
       of the Securities Market Law and determination
       or ratification of the maximum amount of
       funds that can be allocated to the   acquisition
       of shares of the Company for the 2011 fiscal
       year. Resolutions in this regard

9      Designation of delegates to carry out and formalize       Mgmt          For                            For
       the resolutions passed by the meeting. Resolutions
       in this regard




--------------------------------------------------------------------------------------------------------------------------
 IMPULSORA DEL DESARROLLO EMPLEO EN AMER LATINA S A B DE C V                                 Agenda Number:  703139370
--------------------------------------------------------------------------------------------------------------------------
        Security:  P5393B102
    Meeting Type:  EGM
    Meeting Date:  20-Jun-2011
          Ticker:
            ISIN:  MX01ID000009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Proposal, discussion and, if deemed appropriate,          Mgmt          For                            For
       approval regarding the       cancellation of
       shares representative of the share capital
       of the company     acquired because of purchase
       transactions in accordance with the terms of
       article 56 of the securities market law,
       with the consequent reduction of the fixed
       share capital and the amendment of article
       6 of the corporate bylaws.   resolutions in
       this regard

2      Proposal, discussion and, if deemed appropriate,          Mgmt          For                            For
       approval to carry out a      global  public
       offering that includes a primary and secondary
       public offering of shares that are representative
       of the share capital of the company in
       Mexico through the Bolsa Mexicana De Valores,
       S.A.B. DE C.V., in accordance   with the securities
       market law and other applicable provisions,
       and           simultaneously a primary and
       secondary offering of shares that are
       representative of the share capital of
       the company in the United States of    America
       and other markets in accordance with rule 144A
       and regulations of the securities act of 1933
       of the United States of America and other
       provisions  applicable in that country. resolutions
       in this regard

3      Proposal, discussion and, if deemed appropriate,          Mgmt          For                            For
       approval of an increase in   the fixed part
       of the share capital of the company through
       a public offering  with the consequent issuance
       of new common shares to be placed with the
       broad investing public in accordance with the
       terms of that which is provided for   in the
       last paragraph of article 53 of the securities
       market law, which       establishes that the
       preemptive subscription right that is referred
       to in     article 132 of the general mercantile
       companies law will not  be applicable,  with
       the consequent amendment of article 6 of the
       corporate bylaws of the     company. resolutions
       in this regard

4      Designation of delegates to carry out and formalize       Mgmt          For                            For
       the resolutions passed by the meeting. resolutions
       in this regard




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAS CH SAB DE CV                                                                     Agenda Number:  702968871
--------------------------------------------------------------------------------------------------------------------------
        Security:  P52413138
    Meeting Type:  OGM
    Meeting Date:  29-Apr-2011
          Ticker:
            ISIN:  MXP524131127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Appointment of the report of the chief executive          Mgmt          For                            For
       officer. Report of the board of directors appointment
       of the financial statements individuals and
       consolidate of the company corresponding
       to the financial year ended 2010 and report
       of the operations regarding to repurchase shares.
       Report of the audit  and corporate practices
       committee. Report regarding to the compliance
       of the  fiscal obligations of the company

II     Determination regarding of the net income and             Mgmt          For                            For
       the amount of resources for the repurchase
       shares during the fiscal year ended 2010

III    Appointment or ratification as the case maybe             Mgmt          For                            For
       of the members of the board     directors,
       the executive committee, audit committee and
       corporate practices   committee and the secretary
       as well as their compensations

IV     Designation of delegates to carry out and notarize        Mgmt          For                            For
       the resolutions adopted by the company




--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIAS PENOLES SAB DE CV                                                                Agenda Number:  702874884
--------------------------------------------------------------------------------------------------------------------------
        Security:  P55409141
    Meeting Type:  AGM
    Meeting Date:  07-Apr-2011
          Ticker:
            ISIN:  MXP554091415
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I.1    In accordance with the applicable provisions              Mgmt          Take No Action
       of the General Mercantile        Companies
       Law, Securities Market Law and Income Tax Law,
       presentation,        discussion and, if deemed
       appropriate, approval of: the report from the
       board of directors

I.2    In accordance with the applicable provisions              Mgmt          Take No Action
       of the General Mercantile        Companies
       Law, Securities Market Law and Income Tax Law,
       presentation,        discussion and, if deemed
       appropriate, approval of: the report from the
       general director, accompanied by the
       opinion of the outside auditor

I.3    In accordance with the applicable provisions              Mgmt          Take No Action
       of the General Mercantile        Companies
       Law, Securities Market Law and Income Tax Law,
       presentation,        discussion and, if deemed
       appropriate, approval of: the financial statements
       for the 2010 fiscal year

I.4    In accordance with the applicable provisions              Mgmt          Take No Action
       of the General Mercantile        Companies
       Law, Securities Market Law and Income Tax Law,
       presentation,        discussion and, if deemed
       appropriate, approval of: the report from the
       audit and corporate practices committee

I.5    In accordance with the applicable provisions              Mgmt          Take No Action
       of the General Mercantile        Companies
       Law, Securities Market Law and Income Tax Law,
       presentation,        discussion and, if deemed
       appropriate, approval of: the report regarding
       the  fulfillment of the fiscal obligations
       of the company

II     Resolutions regarding the allocation of results           Mgmt          Take No Action

III    Resolution regarding the amount that can be               Mgmt          Take No Action
       allocated to the purchase of      shares of
       the company in accordance with the terms of
       that which is provided  for in article 56,
       part IV, of the Securities Market Law

IV     Designation or, if deemed appropriate, ratification       Mgmt          Take No Action
       of the members of the     board of directors,
       classification of their independence in accordance
       with   the terms of the Securities Market Law
       and determination of their             compensation

V      Designation or, if deemed appropriate, ratification       Mgmt          Take No Action
       of the chairperson of the audit and corporate
       practices committee

VI     Designation of special delegates of the meeting           Mgmt          Take No Action

VII    Reading and, if deemed appropriate, approval              Mgmt          Take No Action
       of the meeting minutes




--------------------------------------------------------------------------------------------------------------------------
 KIMBERLY-CLARK DE MEXICO SAB DE CV                                                          Agenda Number:  702796333
--------------------------------------------------------------------------------------------------------------------------
        Security:  P60694117
    Meeting Type:  AGM
    Meeting Date:  03-Mar-2011
          Ticker:
            ISIN:  MXP606941179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING.   IF YOU ARE
       A MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT
       YOUR VOTE ON THIS      MEETING PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE. THANK YOU

I      Presentation and, if deemed appropriate, approval         Non-Voting    No vote
       of the report from the      general director
       prepared in accordance with article 172 of
       the General       Mercantile Companies Law,
       accompanied by the opinion of the outside auditor,
       regarding the operations and results of the
       company for the fiscal year that  ended on
       December 31, 2010, as well as the opinion of
       the board of directors  regarding the content
       of said report, presentation and, if deemed
       appropriate, approval of the report
       from the board of directors that is       referred
       to in article 172, line B, of the General Mercantile
       Companies Law   that contains the main accounting
       and information policies and criteria
       followed in the preparation CONTD

CONT   CONTD of the financial information of the company,        Non-Voting    No vote
       presentation and, if       deemed appropriate,
       approval of the financial statements of the
       company to    December 31, 2010, both individual
       and consolidated, and the allocation of
       the results from the fiscal year, presentation
       and, if deemed appropriate,    approval of
       the report regarding the fulfillment of the
       tax obligations that  are the responsibility
       of the company, presentation and, if deemed
       appropriate, approval of the annual
       report regarding the activities carried   out
       by the Audit and Corporate Practices Committee.
       Resolutions in this       regard

II     Presentation and, if deemed appropriate, approval         Non-Voting    No vote
       of the proposal from the    board of directors
       to pay a cash dividend, coming from the net
       fiscal profit  account in the amount of MXN
       3.40 per share, for each one of the common,
       nominative Series A and B shares, with
       no par value, in circulation. Said     dividend
       will be paid in four installments of MXN 0.85
       per share, on April 7, July 7, October 6 and
       December 1, 2011. Resolutions in this regard

III    Appointment and or ratification of the member             Non-Voting    No vote
       of the board of directors, both full and alternate
       as well as of the chairperson of the Audit
       and Corporate   Practices Committee, classification
       regarding the independence of the members of
       the board of directors of the company, in accordance
       with that which is    established by article
       26 of the Securities Market Law. Resolutions
       in this   regard

IV     Compensation for the members of the board of              Non-Voting    No vote
       directors and those of the       various committees,
       both full and alternate, as well as for the
       secretary of  the company. Resolutions in this
       regard

V      Presentation and, if deemed appropriate, approval         Non-Voting    No vote
       of the report from the      board of directors
       regarding the policies of the company in regard
       to the     acquisition of its own shares and,
       if deemed appropriate, placement of the
       same, proportion and, if deemed appropriate,
       approval of the maximum amount   of funds that
       can be allocated to the purchase of the shares
       of the company   for the 2011 fiscal year.
       Resolutions in this regard

VI     Proposal to cancel up to 22,688,700 common,               Non-Voting    No vote
       nominative shares, with no par    value from
       class I, representative of the fixed part of
       the share capital,    coming from the share
       repurchase program that are held in the treasury
       of the company, of which 11,887,900 are Series
       A shares and 10,800,800 are Series B  shares,
       proposal and, if deemed appropriate, approval
       of the amendment of     article 5 of the Corporate
       Bylaws of the company, for the purpose of
       reflecting the corresponding decrease
       in the fixed part of the share capital. Resolutions
       in this regard

VII    Designation of delegates who will formalize               Non-Voting    No vote
       and carry out the resolutions     passed by
       the annual and extraordinary general meeting
       of shareholders




--------------------------------------------------------------------------------------------------------------------------
 KIMBERLY-CLARK DE MEXICO SAB DE CV                                                          Agenda Number:  702804192
--------------------------------------------------------------------------------------------------------------------------
        Security:  P60694117
    Meeting Type:  EGM
    Meeting Date:  03-Mar-2011
          Ticker:
            ISIN:  MXP606941179
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT ONLY MEXICAN NATIONALS HAVE              Non-Voting    No vote
       VOTING RIGHTS AT THIS MEETING.   IF YOU ARE
       A MEXICAN NATIONAL AND WOULD LIKE TO SUBMIT
       YOUR VOTE ON THIS      MEETING PLEASE CONTACT
       YOUR CLIENT SERVICE REPRESENTATIVE. THANK YOU.

I      Presentation and, if deemed appropriate, approval         Non-Voting    No vote
       of the report from the      general director
       prepared in accordance with article 172 of
       the general       mercantile companies law,
       accompanied by the opinion of the outside auditor,
       regarding the operations and results of the
       company for the fiscal year that  ended on
       December 31, 2010, as well as the opinion of
       the board of directors  regarding the content
       of said report, presentation and, if deemed
       appropriate, approval of the report
       from the board of directors that is       referred
       to in article 172, line b, of the general mercantile
       companies law   that contains the main accounting
       and information policies and criteria
       followed in the preparation of the financial
       information of the company,      presentation
       and, if deemed appropriate, approval of the
       financial statements of the company to CONTD

CONT   CONTD December 31, 2010, both individual and              Non-Voting    No vote
       consolidated, and the allocation of the results
       from the fiscal year, presentation and, if
       deemed appropriate, approval of the report
       regarding the fulfillment of the tax obligations
       that  are the responsibility of the company,
       presentation and, if deemed            appropriate,
       approval of the annual report regarding the
       activities carried   out by the audit and corporate
       practices committee. Resolutions in this
       regard

II     Presentation and, if deemed appropriate, approval         Non-Voting    No vote
       of the proposal from the    board of directors
       to pay a cash dividend, coming from the net
       fiscal profit  account in the amount of MXN
       3.40 per share, for each one of the common,
       nominative series A and B shares, with
       no par value, in circulation. Said     dividend
       will be paid in four installments of MXN 0.85
       per share, on april 7, july 7, october 6 and
       december 1, 2011. Resolutions in this regard

III    Appointment and or ratification of the member             Non-Voting    No vote
       of the board of directors, both full and alternate
       as well as of the chairperson of the audit
       and corporate   practices committee, classification
       regarding the independence of the members of
       the board of directors of the company, in accordance
       with that which is    established by article
       26 of the securities market law. Resolutions
       in this   regard

IV     Compensation for the members of the board of              Non-Voting    No vote
       directors and those of the       various committees,
       both full and alternate, as well as for the
       secretary of  the company. Resolutions in this
       regard

V      Presentation and, if deemed appropriate, approval         Non-Voting    No vote
       of the report from the      board of directors
       regarding the policies of the company in regard
       to the     acquisition of its own shares and,
       if deemed appropriate, placement of the
       same, proportion and, if deemed appropriate,
       approval of the maximum amount   of funds that
       can be allocated to the purchase of the shares
       of the company   for the 2011 fiscal year.
       Resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  702667708
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  OGM
    Meeting Date:  17-Nov-2010
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Proposal and acceptance, if deemed appropriate,           Mgmt          For                            For
       for the payment of a cash     dividend in favor
       of the shareholders of the Company, for up
       to the amount of MXN 0.28 per share, resolutions
       in this regard

2      Designation of delegates who will carry out               Mgmt          For                            For
       and formalize the resolutions     passed by
       the meeting




--------------------------------------------------------------------------------------------------------------------------
 MEXICHEM SAB DE CV                                                                          Agenda Number:  702969378
--------------------------------------------------------------------------------------------------------------------------
        Security:  P57908132
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2011
          Ticker:
            ISIN:  MX01ME050007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report from the general director and, based               Mgmt          For                            For
       on this, that from the board of   directors,
       for the purposes of Article 28, part IV, line
       B, of the securities market law and of Article
       172 of the general mercantile companies law,
       regarding the operations and results
       from the fiscal year that ended on       December
       31, 2010, and the individual and consolidated
       audited financial      statements of the company
       with its subsidiaries to said date, as well
       as the  report that is referred to in part
       XX of Article 86 of the income tax law

II     Presentation of the annual report from the audit          Mgmt          For                            For
       and corporate practices      committee of the
       company

III    Proposal and resolution regarding the allocation          Mgmt          For                            For
       of results for the fiscal    year that ended
       on December 31, 2010

IV     Designation and or ratification of members of             Mgmt          For                            For
       the board of directors, both    full and alternate,
       secretary and vice secretary, as well as of
       the members   and secretary of the audit and
       corporate practices committee of the company

V      Determination the compensation for the members            Mgmt          For                            For
       of the board of directors, as  well as for
       the persons who make up the audit and corporate
       practices         committees of the company

VI     Determination of the maximum amount of funds              Mgmt          For                            For
       that can be allocated, during    the 2011 fiscal
       year, to the purchase of shares of the company

VII    Annual report from the board of directors regarding       Mgmt          For                            For
       the adoption or           modification of the
       policies in relation to the acquisition of
       shares of the  company and regarding the resolutions
       of said corporate body in relation to   the
       purchase and or placement of shares of the
       company

VIII   Proposal, discussion and, if deemed appropriate,          Mgmt          For                            For
       approval regarding the       certification
       of the corporate bylaws

IX     Designation of delegates who will carry out               Mgmt          For                            For
       and formalize the resolutions     passed by
       the meeting




--------------------------------------------------------------------------------------------------------------------------
 PROMOTORA Y OPERADORA DE  INFRAESTRUCTURA S A DE C V                                        Agenda Number:  702968706
--------------------------------------------------------------------------------------------------------------------------
        Security:  P7925L103
    Meeting Type:  AGM
    Meeting Date:  29-Apr-2011
          Ticker:
            ISIN:  MX01PI000005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Presentation and, if deemed appropriate, approval         Mgmt          For                            For
       of the reports that are     referred to in
       article 28, part iv, of the securities market
       law and article  32, point 20, of the corporate
       bylaws of the company that are in effect, for
       the fiscal year that ended on December 31,
       2010

II     Presentation and, if deemed appropriate, approval         Mgmt          For                            For
       of the financial statements and balance sheet
       of the company to December 31, 2010. Proposal
       regarding the allocation of results from the
       2010 fiscal year

III    Appointment and or ratification of the members            Mgmt          For                            For
       and officers of the board of   directors, as
       well as of the members who will make up the
       committees of the   company. Determination
       of their remuneration

IV     Discussion and, if deemed appropriate, approval           Mgmt          For                            For
       of the maximum amount of      funds that can
       be allocated to the purchase of shares of the
       company and      report regarding the transactions
       effectuated with shares of the company
       during the 2010 fiscal year

V      Reading of the report regarding the fulfillment           Mgmt          For                            For
       of the fiscal obligations     referred to in
       article 86, part xx, of the income tax law

VI     Designation of delegates who will carry out               Mgmt          For                            For
       and formalize the resolutions     passed at
       this annual general meeting of shareholders




--------------------------------------------------------------------------------------------------------------------------
 QUALITAS COMPANIA DE SEGUROS SAB DE CV, CIUDAD DE MEXICO                                    Agenda Number:  702924021
--------------------------------------------------------------------------------------------------------------------------
        Security:  P79214113
    Meeting Type:  AGM
    Meeting Date:  27-Apr-2011
          Ticker:
            ISIN:  MX00Q0000000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Discussion, modification or approval, if deemed           Mgmt          Take No Action
       appropriate, of the annual    report that is
       referred to in the main part of article 172
       of the general     mercantile companies law
       regarding the operations conducted by the company
       and by its subsidiary companies during the
       fiscal year that ran from January  1 to December
       31, 2010, after the recommendation from the
       audit and corporate practices committee and
       presentation of the report from the commissioner
       of   the company that is referred to in article
       166 of said law, regarding the     veracity,
       sufficiency and reasonableness of the financial
       information to be   presented by the board
       of directors

II     Discussion, modification or approval, if deemed           Mgmt          Take No Action
       appropriate, of the annual    report regarding
       the operations conducted by the investment,
       finance and      planning committee, integrated
       risk management committee, reinsurance
       committee, audit and corporate practices
       committee, communication and control committee
       during the fiscal year that ran from January
       1 to December 31, 2010

III    Appointment or ratification, if deemed appropriate,       Mgmt          Take No Action
       of the members of the     board of directors,
       officers, commissioner, compliance officer
       and members of the intermediary management
       bodies of the company

IV     Determination of the compensation for the members         Mgmt          Take No Action
       of the board of directors,  commissioner and
       intermediary management bodies of the company

V      Determination regarding the allocation of the             Mgmt          Take No Action
       results obtained by the company

VI     Designation of special delegates who will formalize       Mgmt          Take No Action
       and carry out the         resolutions that
       are passed




--------------------------------------------------------------------------------------------------------------------------
 TELEFONOS DE MEXICO SAB DE CV, MEXICO D.F.                                                  Agenda Number:  702849906
--------------------------------------------------------------------------------------------------------------------------
        Security:  P90413132
    Meeting Type:  EGM
    Meeting Date:  04-Apr-2011
          Ticker:
            ISIN:  MXP904131325
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Presentation and, if deemed appropriate, approval         Mgmt          Take No Action
       of a proposal to carry out  a corporate restructuring
       in two Companies, of which one will provide
       telecommunications and interconnection
       services in underprivileged and rural  areas
       where other competitors are not currently investing,
       preferentially to  be called Telmex Social,
       and another that will provide services in the
       other  areas of the country, and the passage
       of the complementary or related         resolutions
       that may be necessary or convenient for, if
       deemed appropriate    carrying out this restructuring.
       Resolutions in this regard

2      Presentation of the report regarding the fulfillment      Mgmt          Take No Action
       of fiscal obligations.   Resolutions in this
       regard

3      Resolutions regarding formalizing and carrying            Mgmt          Take No Action
       out the resolutions that the   meeting passes
       and the designation of special delegates

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN RECORD DATE. IF YOU HAVE ALREADY SENT IN
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 TELEFONOS DE MEXICO SAB DE CV, MEXICO D.F.                                                  Agenda Number:  702931367
--------------------------------------------------------------------------------------------------------------------------
        Security:  P90413132
    Meeting Type:  SGM
    Meeting Date:  28-Apr-2011
          Ticker:
            ISIN:  MXP904131325
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Designation or ratification, as the case may              Mgmt          For                            For
       be, of the board of directors    who are to
       be appointed by the series L shareholders.
       Resolutions in this     regard

2      Designation of special delegates who will formalize       Mgmt          For                            For
       and carry out the         resolutions that
       the meeting passes. Resolutions in this regard




--------------------------------------------------------------------------------------------------------------------------
 WAL-MART DE MEXICO S A DE C V                                                               Agenda Number:  702803380
--------------------------------------------------------------------------------------------------------------------------
        Security:  P98180105
    Meeting Type:  OGM
    Meeting Date:  10-Mar-2011
          Ticker:
            ISIN:  MXP810081010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      Report from the board of directors                        Mgmt          For                            For

II     Report from the general director                          Mgmt          For                            For

III    Report from the audit and corporate practices             Mgmt          For                            For
       committees

IV     Approval of the financial information to December         Mgmt          For                            For
       31, 2010

V      Report regarding the situation of the share               Mgmt          For                            For
       repurchase fund

VI     Approval of the plan to cancel shares repurchased         Mgmt          For                            For
       by the company that are     currently treasury
       shares

VII    Amendment of section 5 of the Corporate Bylaw             Mgmt          For                            For

VIII   Approval of the plan for allocation of results            Mgmt          For                            For
       for the period from January 1  to December
       31, 2010

IX     Approval of the plan for the payment of a dividend        Mgmt          For                            For
       of MXN 0.38 per share and  the payment of an
       extraordinary dividend of MXN 0.17 per share

X      Report regarding the fulfillment of fiscal obligations    Mgmt          For                            For

XI     Report regarding the personnel share plan                 Mgmt          For                            For

XII    Report from the Wal Mart De Mexico Foundation             Mgmt          For                            For

XIII   Ratification of the acts of the board of directors        Mgmt          For                            For
       during 2010

XIV    Appointment or ratification of the members of             Mgmt          For                            For
       the board of directors

XV     Appointment or ratification of the chairpersons           Mgmt          For                            For
       of the audit and corporate    practices committees

XVI    Approval of the resolutions that are contained            Mgmt          For                            For
       in the minutes of the general  meeting that
       is held

CMMT   PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting    No vote
       IN MEETING TYPE FROM AGM TO OGM. IF YOU HAVE
       ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN
       THIS PROXY FORM UNLESS YOU DECIDE TO AMEND
       YOUR ORIGINAL INSTRUCTIONS. THANK YOU.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         The Mexico Equity and Income Fund, Inc.
By (Signature)       /s/ Maria Eugenia Pichardo
Name                 Maria Eugenia Pichardo
Title                President
Date                 08/18/2011